Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Intangible Assets

At September 30, 2012 and 2011, intangible assets are summarized as follows:

	September 30,
	2012	2011

Goodwill	$4,325,282	$4,325,282

Core deposit intangible	$3,369,449	$3,369,449
Less accumulated amortization	2,089,140	1,541,987

	$1,280,309	$1,827,462

Amortization Expense for Core Deposit Intangible

Amortization expense for the core deposit intangible for the next five years as of September 30, 2012 is as follows:

Year Ending September 30

2013	$476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610

$1,280,309